Supplement dated June 7, 2013 to the

PNC Equity Funds Class A & C Shares Prospectus

dated September 28, 2012

A.                                     In addition to the changes made to the section “PRINCIPAL INVESTMENT STRATEGIES” for the PNC Mid Cap Value Fund in paragraph E of the supplement dated June 4, 2013, effective June 28, 2013, the first sentence of the first paragraph under the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 16 of the prospectus  is deleted in its entirety and replaced with the following:

The fund primarily invests in a diversified portfolio of mid cap companies.

B.                                     Effective June 28, 2013, under the section entitled “Principal Risks” on page 16 of the prospectus  the following  paragraph is inserted immediately following the first paragraph:

Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

C.                                    The following supersedes changes made to disclosure concerning  the PNC Mid Cap Value Fund in paragraph H of the supplement dated June 4, 2013.  Effective June 28, 2013, the primary benchmark for PNC Mid Cap Fund will change from the Russell Midcap Value Index to the Russell Midcap Index and the AVERAGE ANNUAL TOTAL RETURNS table listed on page 17 of the prospectus under the section entitled “PERFORMANCE INFORMATION” is deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS

(For the periods ended December 31, 2011)

	1 Year	5 Years	Since Inception (7/1/02)
Class A Shares
Returns Before Taxes	-11.39%	-3.38%	5.94%
Returns After Taxes on Distributions(1)	-11.41%	-3.71%	4.90%
Returns After Taxes on Distributions and Sale of Fund Shares(1)	-7.37%	-2.91%	4.82%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)	-1.55%	1.41%	8.04%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) (since inception date 6/30/02)	-1.38%	0.04%	7.77%

	1 Year	5 Years	Since Inception (6/2/03)
Class C Shares
Returns Before Taxes	-8.05%	-3.03%	6.32%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes) (since inception date 5/31/03)	-1.55%	1.41%	8.73%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes) (since inception date 5/31/03)	-1.38%	0.04%	8.80%

(1)                                 After-tax returns are shown for Class A Shares only.  After-tax returns for Class C Shares will differ.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

D.                                    In addition to the changes made to disclosure concerning  the PNC Mid Cap Value Fund in paragraph I of the supplement dated June 4, 2013, effective June 28, 2013, the first sentence of the second paragraph under  the section entitled PNC Mid Cap Value Fund on page 37 of the prospectus is deleted in its entirety and replaced with the following:

The fund primarily invests in a diversified portfolio of mid cap companies.

E.                                     Effective June 28, 2013, in the table on page 41 of the prospectus, the box in the column with the heading “Growth Investing Risk” is revised so that the row that corresponds to the PNC Mid Cap Value Fund is filled in.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-6713

Supplement dated June 7, 2013 to the

PNC Equity Funds Class I Shares Prospectus

dated September 28, 2012

A.            In addition to the changes made to the section “PRINCIPAL INVESTMENT STRATEGIES” for the PNC Mid Cap Value Fund in paragraph E of the supplement dated June 4, 2013, effective June 28, 2013, the first  sentence of the first paragraph under the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 14 of the prospectus  is deleted in its entirety and replaced with the following:

The fund primarily invests in a diversified portfolio of mid cap companies.

B.            Effective June 28, 2013, under the section entitled “Principal Risks” on page 14 of the prospectus  the following  paragraph is inserted immediately following the first paragraph:

Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

C.            In addition to the changes made to disclosure concerning  the PNC Mid Cap Value Fund in paragraph I of the supplement dated June 4, 2013, effective June 28, 2013, the first  sentence  of the second paragraph under the section entitled PNC Mid Cap Value Fund on page 33 of the prospectus is deleted in its entirety and replaced with the following:

The fund primarily invests in a diversified portfolio of mid cap companies.

D.            Effective June 28, 2013, in the table on page 37 of the prospectus, the box in the column with the heading “Growth Investing Risk” is revised so that the row that corresponds to the PNC Mid Cap Value Fund is filled in.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQI-6713